Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Payables [Abstract]
Schedule of trade and other payables

	As at December 31,
	2017	2016
Trade payables	104,258	78,994
Employee benefits payable	226,210	207,671
Other payables	1,648,060	1,531,532
Subtotal financial liabilities	1,978,528	1,818,197
Other taxes payable	3,473,302	2,956,431
	5,451,830	4,774,628

Schedule of aging analysis of trade payables
	As at December 31,
	2017	2016

Current	23,587	31,083
Past due for less than 4 months	57,637	16,211
Past due for over 4 months	23,034	31,700
	104,258	78,994